Sep. 29, 2017
Voya Separate Portfolios Trust
Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund,
Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund,
Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated May 31, 2018
To the Funds’ Class A and I shares Prospectus, Class R6 shares Prospectus, and
Class T shares Prospectus, each dated September 29, 2017
(each a “Prospectus” and collectively the “Prospectuses”)
At a meeting held on May 8, 2018, the Funds’ shareholders approved a new management agreement for the Funds effective June 1, 2018. In addition, in conjunction with the new management agreement the Funds’ expense limits are also revised.
Effective June 1, 2018, the Funds’ Prospectuses are revised as follows:
1.	The following is included in the first paragraph of the section entitled “Fees and Expenses of the Fund” of each Fund’s Prospectuses:
The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services and administrative services), custodial, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee. The Fund is responsible for applicable fees paid to financial intermediaries (which may in the future include affiliates of the Adviser) that maintain omnibus accounts and/or provide shareholder or participant record keeping services on behalf of their clients as well as any distribution or shareholder servicing plan payments, interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses.
2.	The sub-section entitled “Fees and Expenses of the Fund - Annual Fund Operating Expenses” and “Fees and Expenses of the Fund - Expense Example” of each Fund‘s Prospectuses is deleted and replaced with the following:
VOYA TARGET IN-RETIREMENT FUND
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.01	None
Acquired Fund Fees and Expenses	%	0.06	0.06
Total Annual Fund Operating Expenses[3]	%	0.72	0.46
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.72	0.46
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$644	792	953	1,418
I	Sold or Held	$47	148	258	579
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses[2]	0.46%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.46%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$47	148	258	579
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.01%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses[3]	0.72%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.72%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$322	474	641	1,122
VOYA TARGET RETIREMENT 2020 FUND
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.02	None
Acquired Fund Fees and Expenses	%	0.07	0.07
Total Annual Fund Operating Expenses[3]	%	0.74	0.47
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.74	0.47
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$646	798	963	1,441
I	Sold or Held	$48	151	263	591
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses[2]	0.47%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.47%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$48	151	263	591
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.02%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses[3]	0.74%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.74%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$324	481	651	1,145
VOYA TARGET RETIREMENT 2025 FUND
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	None	None
Acquired Fund Fees and Expenses	%	0.07	0.07
Total Annual Fund Operating Expenses[3]	%	0.72	0.47
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.72	0.47
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$644	792	953	1,419
I	Sold or Held	$48	151	263	591
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses[2]	0.47%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.47%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$48	151	263	591
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	None
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses[3]	0.72%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.72%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$322	474	641	1,122
VOYA TARGET RETIREMENT 2030 FUND
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.01	None
Acquired Fund Fees and Expenses	%	0.08	0.08
Total Annual Fund Operating Expenses[3]	%	0.74	0.48
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.74	0.48
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of thIs obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$646	798	963	1,441
I	Sold or Held	$49	154	269	604
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses[2]	0.48%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.48%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$49	154	269	604
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.01%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses[3]	0.74%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.74%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$324	481	651	1,145
VOYA TARGET RETIREMENT 2035 FUND
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	None	None
Acquired Fund Fees and Expenses	%	0.09	0.09
Total Annual Fund Operating Expenses[3]	%	0.74	0.49
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.74	0.49
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$646	798	963	1,441
I	Sold or Held	$50	157	274	616
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses[2]	0.49%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$50	157	274	616
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	None
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses[3]	0.74%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.74%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$324	481	651	1,145
VOYA TARGET RETIREMENT 2040 FUND
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.01	None
Acquired Fund Fees and Expenses	%	0.10	0.10
Total Annual Fund Operating Expenses[3]	%	0.76	0.50
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.76	0.50
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$648	804	973	1,463
I	Sold or Held	$51	160	280	628
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses[2]	0.50%
Waivers and Reimbursements[3]	(0.01)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$50	159	279	627
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.01%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses[3]	0.76%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.76%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$326	487	662	1,169
VOYA TARGET RETIREMENT 2045 FUND
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.02	None
Acquired Fund Fees and Expenses	%	0.11	0.11
Total Annual Fund Operating Expenses[3]	%	0.78	0.51
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.78	0.51
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$650	810	983	1,486
I	Sold or Held	$52	164	285	640
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[2]	0.51%
Waivers and Reimbursements[3]	(0.02)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$50	162	283	639
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.02%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[3]	0.78%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.78%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$328	493	672	1,192
VOYA TARGET RETIREMENT 2050 FUND
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.01	None
Acquired Fund Fees and Expenses	%	0.11	0.11
Total Annual Fund Operating Expenses[3]	%	0.77	0.51
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.77	0.51
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$649	807	978	1,474
I	Sold or Held	$52	164	285	640
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[2]	0.51%
Waivers and Reimbursements[3]	(0.02)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$50	162	283	639
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.01%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[3]	0.77%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.77%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$327	490	667	1,180
VOYA TARGET RETIREMENT 2055 FUND
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.02	None
Acquired Fund Fees and Expenses	%	0.11	0.11
Total Annual Fund Operating Expenses[3]	%	0.78	0.51
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.78	0.51
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$650	810	983	1,486
I	Sold or Held	$52	164	285	640
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[2]	0.51%
Waivers and Reimbursements[3]	(0.02)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$50	162	283	639
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.02%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[3]	0.78%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.78%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$328	493	672	1,192
VOYA TARGET RETIREMENT 2060 FUND
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.01	None
Acquired Fund Fees and Expenses	%	0.11	0.11
Total Annual Fund Operating Expenses[3]	%	0.77	0.51
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.77	0.51
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher that the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$649	807	978	1,474
I	Sold or Held	$52	164	285	640
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[2]	0.51%
Waivers and Reimbursements[3]	(0.02)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$50	162	283	639
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.01%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[3]	0.77%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.77%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher that the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$327	490	667	1,180